UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-23871

                                                 KKR Asset-Based Income Fund

(Exact name of registrant as specified in charter)

            555 California Street, 50th Floor, San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Lori Hoffman, Esq.

Thomas Murphy

KKR Credit Advisors (US) LLC

555 California Street

50th Floor

                                                     San Francisco, California 94104

(Name and address of agent for service)

Copies to:

Kenneth E. Young, Esq.

William J. Bielefeld, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (415) 315-3620

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

KKR Asset-Based Income Fund

Semi-Annual Report

June 30, 2023 (Unaudited)

Asset-Based Income Fund	June 30, 2023

KKR Asset-Based Income Fund (the “Fund”) publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT, and the reports for the last month in each quarter are made publicly available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at http://www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES

The Fund’s Statement of Additional Information includes information about the Fund’s Trustees and is available without charge, upon request, by calling 855-844-8655 and by visiting the Commission’s website at www.sec.gov.

Asset-Based Income Fund	June 30, 2023

Schedule of Investments (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value
Asset-Backed Securities — 39.2%

Communications Equipment — 3.8%
ALLO Issuer LLC (a)	Class A2, Series 2023-1A	6.20%	6/20/2053	17,069,000	$16,162,245

Consumer Finance — 19.4%
College Ave Student Loans LLC (a)	Class C, Series 2023-A	6.06%	5/25/2055	3,000,000	2,938,043
College Ave Student Loans LLC (a)	Class D, Series 2023-A	6.89%	5/25/2055	2,000,000	1,960,742
College Ave Student Loans LLC (a)	Class E, Series 2023-A	8.49%	5/25/2055	4,000,000	3,953,666
CPC Asset Securitization II LLC (a)(b)	Class A, Series 2023-1A	7.53%	3/15/2029	11,930,000	11,927,651
GoodLeap Sustainable Home Solutions Trust (a)	Class A, Series 2023-2GS	5.70%	5/20/2055	9,819,403	9,422,511
Marlette Funding Trust (a)	Class D, Series 2022-3A	7.80%	11/15/2032	5,000,000	4,981,988
Marlette Funding Trust (a)	Class D, Series 2023-2A	7.92%	6/15/2033	5,480,000	5,511,124
Mosaic Solar Loan Trust (a)	Class B, Series 2023-3A	7.37%	11/20/2053	19,191,376	19,092,054
Octane Receivables Trust (a)	Class D, Series 2022-2A	7.70%	2/20/2030	10,000,000	10,007,668
OneMain Financial Issuance Trust (a)	Class C, Series 2023-1A	6.38%	6/14/2038	7,500,000	7,372,600
SMB Private Education Loan Trust (a)	Class C, Series 2023-B	6.36%	10/16/2056	5,000,000	4,896,118

Diversified Real Estate Activities — 3.5%
FirstKey Homes Trust (a)	Class E2, Series 2022-SFR1	5.00%	5/17/2039	1,500,000	1,372,593
FRTKL (a)	Class E1, Series 2021-SFR1	2.37%	9/17/2038	6,750,000	5,756,090
FRTKL (a)	Class E2, Series 2021-SFR1	2.52%	9/17/2038	8,900,000	7,571,897

Diversified REITs — 10.1%
AMSR Trust (a)	Class E2, Series 2022-SFR3	4.00%	10/17/2039	1,250,000	1,065,199
AMSR Trust (a)	Class E2, Series 2023-SFR1	4.00%	4/17/2040	5,939,000	5,124,346
Bridge Trust (a)	Class E1, Series 2022-SFR1	6.30%	11/17/2037	15,000,000	14,405,090
FirstKey Homes Trust (a)	Class E2, Series 2022-SFR3	3.50%	7/17/2038	20,000,000	17,466,947
Progress Residential Trust (a)	Class E2, Series 2022-SFR3	5.60%	4/17/2039	2,166,000	1,992,999
Progress Residential Trust (a)	Class E2, Series 2023-SFR1	6.60%	3/17/2040	2,500,000	2,347,315

Integrated Telecommunication Services — 1.0%
Hotwire Funding LLC (a)	Class B, Series 2023-1A	7.00%	5/20/2053	4,500,000	4,399,317

Renewable Electricity — 1.4%
Sunnova Helios XI Issuer LLC (a)(c)	Class B, Series 2023-A	5.60%	5/20/2050	6,472,124	6,085,657

TOTAL ASSET-BACKED SECURITIES (Cost $167,304,238)					$165,813,860

Mortgage-Backed Securities — 30.6%

Diversified Real Estate Activities — 25.8%
FIGRE Trust	Class A, Series 2023-HE2	6.51%	5/25/2053	4,720,053	4,713,746
FIGRE Trust	Class B, Series 2023-HE2	7.69%	5/25/2053	5,628,162	5,581,923
GCAT Trust (a)(d)	Class M1, Series 2022-NQM4	5.74%	8/25/2067	7,500,000	6,924,326
Imperial Fund Mortgage Trust (a)(e)	Class M1, Series 2022-NQM5	6.25%	8/25/2067	4,000,000	3,816,681
Imperial Fund Mortgage Trust (a)(d)	Class M1, Series 2022-NQM7	7.54%	11/25/2067	16,788,000	16,514,779
PRKCM Trust (a)(d)	Class M1, Series 2022-AFC2	6.24%	8/25/2057	2,420,000	2,290,267
Saluda Grade Alternative Mortgage Trust (a)(d)	Class A2, Series 2023-SEQ3	6.89%	6/1/2053	5,829,000	5,803,867

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2023

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value
Saluda Grade Alternative Mortgage Trust (a)(d)	Class A3, Series 2023-SEQ3	7.12%	6/1/2053	10,127,000	$10,083,603
Saluda Grade Alternative Mortgage Trust (a)(d)	Class M1, Series 2023-SEQ3	8.71%	6/1/2053	3,722,000	3,721,586
Unison Trust (a)(e)(f)	Class A, Series 2023-1	6.50%	5/25/2033	14,473,147	12,782,870
Verus Securitization Trust (a)(d)	Class M1, Series 2022-8	6.18%	9/25/2067	1,530,000	1,458,113
Verus Securitization Trust (a)(d)	Class M1, Series 2022-INV1	5.86%	8/25/2067	10,927,000	10,346,961
Verus Securitization Trust (a)(d)	Class M1, Series 2022-INV2	6.84%	10/25/2067	1,500,000	1,455,170
Verus Securitization Trust (a)(d)	Class M1, Series 2023-1	7.00%	12/25/2067	2,000,000	1,949,403
Verus Securitization Trust (a)(d)	Class M1, Series 2023-2	7.65%	3/25/2068	4,000,000	3,993,424
Verus Securitization Trust (a)(d)	Class M1, Series 2023-3	7.93%	3/25/2068	2,000,000	1,999,306
Verus Securitization Trust (a)(d)	Class M1, Series 2023-4	7.40%	5/25/2068	10,000,000	9,925,465
Verus Securitization Trust (a)(d)	Class M1, Series 2023-INV1	7.63%	2/25/2068	6,300,000	6,282,099

Diversified REITs — 4.8%
Credit Suisse Mortgage Trust (a)(d)	Class M1, Series 2022-ATH3	7.10%	8/25/2067	20,876,246	20,223,787

TOTAL MORTGAGE-BACKED SECURITIES (Cost $130,939,224)					$129,867,376

Senior Loans — 7.3%

Consumer Finance — 0.1%
SunPower Financial (c)(f)(g)	TL 1L DD 06/23	2.75%	6/7/2053	542,313	542,313

Specialized Finance — 7.2%
BHG Funding LLC (f)	TL 1L A2 05/23	7.07%	5/19/2036	26,199,255	27,090,029
BHG Funding LLC (f)	TL 2L B2 05/23	8.12%	5/19/2036	1,694,412	1,693,396
BHG Funding LLC (d)(f)	TL 3L C2 05/23	15.01%	5/19/2036	1,694,701	1,685,381

TOTAL SENIOR LOANS (Cost $30,130,682)					$31,011,119

				Shares
Private Equity — 0.1%

Consumer Finance — 0.1%
SunPower Financial (c)(f)	Private Equity (SPV)			277,226	277,226

TOTAL PRIVATE EQUITY (Cost $277,226)					$277,226

Money Market Fund — 5.8%

U.S. Government Securities — 5.8%
Fidelity Investments Money Market Treasury Portfolio (h)	Class I	4.98%		24,421,685	24,421,685

TOTAL MONEY MARKET FUND (Cost $24,421,685)					$24,421,685

TOTAL INVESTMENTS (Cost $353,073,055) — 83.0%					$351,391,266

OTHER ASSETS EXCEEDING LIABILITIES, NET — 17.0%					72,016,262

NET ASSETS — 100.0%					$423,407,528

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2023

DD	Delayed draw term loan

TL	Term loan

1L	First lien

2L	Second lien

3L	Third lien

(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(b)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.

(c)	Security considered restricted.

(d)	Variable rate security. Effective rate is not based on a published reference rate and spread, but is determined by the issuer, or agent, and is based on current market conditions.

(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at June 30, 2023.

(f)	Value determined using significant unobservable inputs.

(g)	Investment is an unfunded or partially funded commitment.

(h)	Rate represents the money market fund’s average 7-day yield as of June 30, 2023.

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2023

Statement of Assets and Liabilities (Unaudited)

Assets
Investments, at fair value (cost $328,651,370)	$326,969,581
Cash and cash equivalents	25,331,723
Receivable for Fund shares sold	85,000,000
Interest receivable	1,458,981
Due from Adviser	94,500
Other assets	403,485
Prepaid expenses	297,408

Total Assets	439,555,678

Liabilities
Payable for securities purchased	11,963,285
Distributions payable to Shareholders	3,219,631
Administration and custody fees payable	123,170
Investment advisory fees payable	122,070
Audit and tax fees payable	28,921
Trustees’ fees payable	28,603
Other accrued expenses	261,230

Total Liabilities	15,746,910

Series A Cumulative Preferred Shares, net (515 shares authorized, issued and outstanding)	401,240

Commitments and Contingencies (Note 8)

Net Assets	$423,407,528

Net Assets:
Paid-in capital ($0.001 par value, unlimited shares authorized)	$425,000,000
Total distributable loss	(1,592,472)

Total Net Assets	$423,407,528

Net Asset Value Per Share:
425,389 shares outstanding	$995.34

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2023

Statement of Operations (Unaudited)

For the Period from May 3, 2023 (commencement of operations) to June 30, 2023

Investment Income
Interest income	$2,739,714
Dividend income	769,185
Other income	206,707

Total Investment Income	3,715,606

Expenses
Investment advisory fees	304,409
Administration and custody fees	137,869
Legal fees	79,452
Audit and tax fees	28,921
Trustees’ fees	28,603
Insurance expenses	27,808
Transfer agent fees	19,863
Other expenses	54,975

Total Expenses	681,900

Less: Fees waived by the Adviser	(91,323)
Less: Expenses reimbursed by the Adviser	(193,740)

Net Expenses	396,837

Net Investment Income	3,318,769

Unrealized Gain (Loss) on Investments
Change in Net Unrealized Depreciation From:
Investments	(1,681,789)

Change in Net Unrealized Depreciation	(1,681,789)

Net Unrealized Loss on Investments	(1,681,789)

Distributions from net income paid to Series A Cumulative Preferred Shareholders	(9,821)

Increase in Net Assets from operations	$1,627,159

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2023

Statement of Changes in Net Assets (Unaudited)

For the Period from May 3, 2023 (commencement of operations) to June 30, 2023
Operations:
Net investment income	$3,318,769
Change in net unrealized depreciation	(1,681,789)
Distributions from net income paid to Series A Cumulative Preferred Shareholders	(9,821)

Increase in Net Assets from Operations	1,627,159

Distributions to Shareholders from:
Total distributable earnings	(3,219,631)

Decrease in Net Assets from Distributions	(3,219,631)

Shareholder Transactions (Note 7)
Net proceeds from sale of shares	425,000,000

Increase in Net Assets from Shareholder Transactions	425,000,000

Net Increase in Net Assets	$423,407,528

Net Assets:
Beginning of period	—
End of period	$423,407,528

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2023

Statement of Cash Flows (Unaudited)

For the Period from May 3, 2023 (commencement of operations) to June 30, 2023

Cash Flows from Operating Activities:
Net increase in net assets applicable to Shareholders resulting from operations	$1,627,159
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(330,672,498)
Proceeds from paydowns of investments	2,136,287
Change in net unrealized depreciation on investments	1,681,789
Net accretion of discounts and premiums	(115,159)
Changes in assets and liabilities:
Increase in payable for securities purchased	11,963,285
Increase in interest receivable	(1,458,981)
Increase in other assets	(403,485)
Increase in prepaid expenses	(297,408)
Increase in other expenses payable	261,230
Increase in administration and custody fees payable	123,170
Increase in investment advisory fees payable	122,070
Increase in receivable due from Adviser	(94,500)
Increase in audit and tax fees payable	28,921
Increase in Trustees’ fees payable	28,603

Net cash used in operating activities	(315,069,517)

Cash Flows from Financing Activities:
Proceeds from sale of common shares	340,000,000
Proceeds from issuance of Series A Cumulative Preferred Shares	401,240

Net cash provided by financing activities	340,401,240

Net Increase in Cash and Cash Equivalents	25,331,723

Cash and Cash Equivalents:
Beginning of period	—

End of period	$25,331,723

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2023

Financial Highlights (Unaudited)

For the Period from May 3, 2023(1) to June 30, 2023
Common Shares
Per Share Operating Performance
Net asset value, beginning of period	$1,000.00

Income from operations:
Net investment income(2)	9.76
Net realized and unrealized loss	(4.95)

Total income from operations	4.81
Less distributions from:
Net investment income	(9.47)

Net asset value, end of period	$995.34

Total return(3)	0.54%
Ratio to average net assets
Expenses, before waiver and reimbursement(4)	1.12%
Expenses, after waiver and reimbursement(4)	0.65%
Net investment income, before waiver and reimbursement(4)	4.98%
Net investment income, after waiver and reimbursement(4)	5.45%
Supplemental data
Net assets, end of period (000’s)	$423,408
Portfolio turnover rate(3)(5)	1.05%

(1)	Common Shares commenced operations on May 3, 2023.

(2)	Per share calculations were performed using the average shares outstanding for the period.

(3)

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return assumes a purchase of common shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

(4)	Annualized.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2023

Notes to Financial Statements (Unaudited)

1. Organization

KKR Asset-Based Income Fund (the “Fund”) was organized on February 10, 2023 as a statutory trust under the laws of the State of Delaware. The Fund is a closed-end registered management investment company, which commenced operations on May 3, 2023. The Fund seeks to provide attractive risk-adjusted returns. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”).

2. Summary of Significant Accounting Policies

Basis of Presentation — The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the “Valuation Designee”). The Valuation Designee has primary responsibility for implementing the Fund’s valuation policies and procedures.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.

Assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Asset-Based Income Fund	June 30, 2023

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3, which the Fund recognizes at the beginning of the period during which the inputs change.

Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value.

Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.

Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company specific developments, market valuations of comparable companies and model projections.

For the period ended June 30, 2023, there have been no significant changes to the Fund’s fair value methodologies.

Reverse Repurchase Agreements — Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. Transactions involving reverse repurchase agreements are treated as collateralized borrowings and are recorded at their contracted repurchase price, which approximates their values due to the short term nature of these transactions.

Asset-Based Income Fund	June 30, 2023

Senior Loans — Senior loans hold the most senior position in the capital structure of a borrower and in most circumstances are fully collateralized by assets of the borrower. They are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors and preferred or common shareholders. Substantial increases in interest rates could cause an increase in loan defaults as borrowers might lack resources to meet higher debt service requirements. The value of the Fund’s assets could also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting borrowers generally.

Mortgage-Backed and Asset-Backed Securities — The Fund invests in mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”). ABS represent interests in pools of underlying hard and financial assets. MBS are created from pools of residential or commercial mortgage loans. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates.

Unfunded Loan Commitments — Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan agreements may, at times, be priced at less than par value resulting in a financial liability in the Schedule of Investments. These values are temporary and the funding of the commitment will result in these investments valued as financial assets.

When-Issued Securities — The Fund may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is accrued as earned. Dividends are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized using the effective interest method over the holding period of the investment. Paydown gains and losses on MBS and ABS are recorded as an adjustment to interest income. Realized gains and losses are calculated on the specific identified cost basis.

Cash and Cash Equivalents — Cash and cash equivalents include cash on hand, cash held in banks and highly liquid investments with original maturities of three or fewer months. Cash equivalents consist solely of money market funds with financial institutions. As of June 30, 2023, the Fund invested in Fidelity Investments Money Market Treasury Portfolio — Class I.

Distributions to Shareholders — Distributions of net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Term Loan Income — Term loan income consists of transaction fees including, but not limited to, assignment, transfer, administration and amendment fees. Fee and other income is recorded when earned, and is recognized in Other Income on the Statement of Operations.

Asset-Based Income Fund	June 30, 2023

Income Taxes — The Fund has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing all of its gross investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of December 31.

To avoid imposition of a 4.0% excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the one year period ended October 31) plus undistributed amounts, if any, from prior years.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.0%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax year (2023). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of June 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2023, the Fund did not incur any interest or penalties.

Recent Accounting Pronouncements — In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 contains practical expedients for reference rate reform-related activities that impact debt, leases, derivatives, and other contracts. The guidance in ASU 2020-04 is optional and may be elected over time as reference rate reform activities occur. Management of the Fund has elected to adopt this accounting standard and apply it to contracts that are modified for the sole purpose of reference rate reform. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. The adoption of these standards did not have a material impact to these financial statements.

3. Risk Considerations

The Fund invests mainly in ABS, MBS and senior loans. These investments may involve certain risks, including, but not limited to, those described below:

Global Economic and Market Conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. For example, the COVID-19 pandemic, the Russia-Ukraine war, rising interest rates, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sector have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and

Asset-Based Income Fund	June 30, 2023

political conditions and events are outside the Adviser’s control and could adversely affect the Fund’s operations and performance and the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.

Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value of the Fund’s shares and the Fund’s investment return will likely be more volatile.

Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.

Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.

Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

For more information on these and other risks, refer to the Fund’s private placement memorandum.

4. Agreements

Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives an annual fee, payable monthly in arrears by the Fund, in an amount equal to 0.50% of the Fund’s month end net assets (the “Management Fee”). The Adviser has agreed to temporarily reduce its Management Fee to an annual rate of 0.35% of the Fund’s month end net assets until the later of one year from the date of the Confidential Private Placement Memorandum, April 25, 2023, or until the Fund’s aggregate net assets are equal to or greater than $1.0 billion. Effective the later of one year from the date of the Confidential Private Placement Memorandum, April 25, 2023, or until the Fund’s aggregate net assets are equal to or greater than $1.0 billion, the Adviser’s agreement to temporarily reduce its Management Fee will terminate, and the Adviser will receive a Management Fee at an annual rate of 0.50% of the Fund’s month end net assets. The aforementioned limitation to the Management Fee may be extended, terminated or modified by the Adviser in its sole discretion and at any time, including prior to any such date listed above.

Asset-Based Income Fund	June 30, 2023

During the period ended June 30, 2023, the Adviser earned a Management Fee of $0.3 million and waived fees of $0.1 million.

Expense Limitation and Reimbursement Agreement — The Fund has entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) with the Adviser pursuant to which the Adviser will agree to waive its monthly fee and pay, absorb or reimburse some or all of the Fund’s “Specified Expenses” (as defined below), an “Expense Limitation Payment,” for each month during the Limitation Period (as defined below) to the extent necessary so that, for any fiscal year, the Fund’s Specified Expenses do not exceed 0.30% of the Fund’s month end net assets.

“Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organization and offering expenses, with the exception of (i) the Management Fee; (ii) fees, costs and expenses of identifying, sourcing, investigating (and conducting diligence with respect to), evaluating, structuring, consummating, registering, holding, rating, monitoring or disposing potential and actual portfolio investments, including (a) brokerage commissions, clearing and settlement charges, investment banking fees, bank charges, custodial fees, placement, syndication and solicitation fees, arranger fees, expenses relating to short sales, sales commissions, and other investment, execution, closing and administrative fees, costs and expenses, (b) any travel-related costs and expenses incurred in connection therewith (including costs and expenses of accommodations and meals, costs and expenses related to attending trade association meetings, conferences or similar meetings for purposes of evaluating actual or potential investment opportunities, and with respect to travel on non-commercial aircraft, costs of travel at a comparable business class commercial airline rate) including any such expenses incurred in connection with attendance at meetings of relevant investment committees and portfolio management committees, (c) expenses associated with portfolio and risk management including hedging transactions and related costs, (d) fees, costs and expenses incurred in the organization, operation, administration, restructuring or dissolution, liquidation and termination of any entities through which the Fund makes investments (including costs associated with establishing and maintaining a permanent residence in certain jurisdictions, such as employee compensation and benefits, allocable rent and other overhead of entities established to manage or administer such entities including entities in which KKR or its affiliates have an interest), and (e) fees, costs and expenses of outside counsel, accountants, auditors, consultants and other similar advisors and service providers incurred in connection with designing, implementing and monitoring participation by portfolio companies or other issuers in compliance and operational “best practices” programs and initiatives; (iii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund); (iv) taxes; and (v) extraordinary expenses (as determined in the sole discretion of the Adviser).

The “Limitation Period” commenced on April 25, 2023 through the later of two years or until the Fund’s aggregate net assets are equal to or greater than $1.5 billion. The Fund will agree to repay these amounts (“Reimbursement Payment”) on a monthly basis, but only if and to the extent that Specified Expenses plus the Reimbursement Payment are less than 0.30% of the Fund’s month end net assets during the year. The Fund’s obligation to make Reimbursement Payments expires 36 months from the month in which such fees are foregone or expense is incurred by the Adviser. The Expense Limitation Agreement terminates at the end of the Limitation Period, but may be renewed by the mutual agreement of the Adviser and the Fund for successive terms.

As of June 30, 2023, the amount of Expense Limitation Payments since the inception of the Fund provided by the Adviser was $0.2 million and no Reimbursement Payments have been made to the Adviser. The Fund’s management believes that Reimbursement Payments of the remaining Expense Limitation Payments were not probable as of June 30, 2023.

Asset-Based Income Fund	June 30, 2023

Administrator, Custodian and Transfer Agent — KKR Credit Advisors (US) LLC also serves as the Fund’s administrator (the “Administrator”) pursuant to an administration agreement under which the Administrator is responsible for providing administrative and accounting services. The Administrator has also entered into a sub-administration agreement with The Bank of New York Mellon. The Fund has engaged The Bank of New York Mellon as the Fund’s custodian and has engaged BNY Mellon Investment Servicing (US) Inc. as the Fund’s transfer agent.

Distributor — Pursuant to a Distribution Agreement, KKR Capital Markets LLC (the “Distributor”), an affiliate of the Adviser, serves as distributor of the Fund’s shares. The Fund’s shares do not incur distribution or servicing fees.

Other — Certain officers of the Fund are also employees and officers of the Adviser. Such officers are paid no fees by the Fund for serving as officers of the Fund.

5. Fair Value

The following table presents information about the Fund’s assets measured on a recurring basis as of June 30, 2023, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Description	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$165,813,860	$—	$165,813,860
Mortgage-Backed Securities	—	117,084,506	12,782,870	129,867,376
Senior Loans	—	—	31,011,119	31,011,119
Private Equity	—	—	277,226	277,226
Money Market Fund	24,421,685	—	—	24,421,685

Total Investments	$24,421,685	$282,898,366	$44,071,215	$351,391,266

The following are the details of the restricted securities of the Fund:

Issuer(1)	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets
Asset-Backed Securities
Sunnova Helios XI Issuer LLC	Class B, Series 2023-A	6,472,124	$6,130,379	$6,085,657	5/9/2023	1.4%
Senior Loans
SunPower Financial	TL 1L DD 06/23	542,313	542,313	542,313	6/7/2023	0.1%
Private Equity
SunPower Financial	Private Equity (SPV)	277,226	277,226	277,226	6/7/2023	0.1%

			$6,949,918	$6,905,196

(1)	Refer to the Schedule of Investments for more details on securities listed.

Asset-Based Income Fund	June 30, 2023

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Mortgage-Backed Securities	Senior Loans	Private Equity	Total
Balance as of May 3, 2023	$—	$—	$—	$—
Purchases and drawdowns	13,248,193	31,042,313	277,226	44,567,732
Paydowns	(526,853)	(911,631)	—	(1,438,484)
Paydown gain	61,128	—	—	61,128
Accretion of discounts	15,687	—	—	15,687
Net change in unrealized appreciation/(depreciation)	(15,285)	880,437	—	865,152

Balance as of June 30, 2023	$12,782,870	$31,011,119	$277,226	$44,071,215

Net change in unrealized appreciation/(depreciation) on investments held at June 30, 2023	$(15,285)	$880,437	$—	$865,152

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

Financial Asset	Fair Value	Valuation Technique(1)		Unobservable Inputs(2)		Range (Weighted Average)(3)
Mortgage-Backed Securities	$12,782,870	Purchase Price	(4)	Price	(4)	N/A(4)
Senior Loans	$31,011,119	Yield Analysis		Yields		8.4% - 15.9% (8.9%)
Private Equity	$277,226	Purchase Price	(4)	Price	(4)	N/A(4)

(1)

For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.0%-100.0%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.0% weighting to a single methodology.

(2)

The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3)	Weighted average amounts are based on the estimated fair values.

(4)	The Fund’s purchase price of these investment are deemed to approximate their fair values due to the timing of acquisition.

Asset-Based Income Fund	June 30, 2023

6. Investment Transactions

The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the period ended June 30, 2023 were as follows:

Investments
Purchases	$330,672,498

Sales	$2,136,287

There were no purchases or sales of U.S. Government securities.

7. Shareholder Transactions

At June 30, 2023, the Fund has unlimited common shares authorized with a par value of $0.001 per share. Shareholder transactions were as follows:

	Period Ended June 30, 2023
	Shares	Amount
Common Shares

Shares sold	425,389	$425,000,000

Net increase	425,389	$425,000,000

8. Commitments and Contingencies

The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. The Fund will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of June 30, 2023, total unfunded commitments on these credit agreements were $24.5 million.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.

9. Federal Income Taxes

The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income/loss and net realized gain/loss on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net investment income/loss or accumulated net realized gain/loss, as appropriate, in the period in which the differences arise.

Asset-Based Income Fund	June 30, 2023

GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current period, the Fund did not have any reclassifications.

As of June 30, 2023, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows:

Federal tax cost	$353,073,055

Gross unrealized appreciation	$893,684

Gross unrealized depreciation	(2,575,473)

Net unrealized depreciation	$(1,681,789)

Taxable income amounts disclosed above are estimates based on the best available information as of the date of this report.

10. Borrowings

The Fund is a party to Master Repurchase Agreements (“MRA”) that governs transactions between the Fund and various counterparties. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a counterparty with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to the counterparty is reflected as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to a counterparty is recorded as a component of interest expense in the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements. As of June 30, 2023, the Fund had no borrowings outstanding under the MRA.

Asset-Based Income Fund	June 30, 2023

Approval of Investment Advisory Agreement (Unaudited)

Background

At a meeting of the Board of KKR Asset-Based Income Fund (the “Fund”) held on March 23, 2023 (the “Meeting”), the members of the Board, including the Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and unanimously approved the investment advisory agreement (the “Investment Advisory Agreement”) between KKR Credit Advisors (US) LLC (the “Adviser”) and the Fund.

Prior to the Meeting, the Independent Trustees received a memorandum concerning the duties and responsibilities of board members in considering approval of the Investment Advisory Agreement. The Board had also received and considered materials it deemed reasonably necessary for its review of the Investment Advisory Agreement, including materials and reports prepared by the Adviser comparing fee and expense information to accounts and funds, including registered closed-end funds, believed by the Adviser to have comparable investment objectives and strategies (the “Peer Funds”) and comparing performance information to a composite believed by the Adviser to reflect comparable investment objectives and strategies.

The Independent Trustees discussed with management and separately with their independent legal counsel the materials provided by management prior to the Meeting.

In its consideration of the approval of the Investment Advisory Agreement, the Board considered various factors, including the following:

Nature, Extent and Quality of Services

In considering the nature, extent and quality of services provided by the Adviser, the Trustees relied on their ongoing experience as trustees of other closed-end funds as well as on the materials provided at and prior to the Meeting. The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the Investment Advisory Agreement, including portfolio management, investment research and overseeing portfolio transactions. It was further noted that the Adviser expects to coordinate and oversee the provision of services provided to the Fund by other service providers.

The Board reviewed and considered the qualifications, background and experience of the investment team and other key personnel of the Adviser who will provide advisory and non-advisory services to the Fund. The Board also considered the resources, operations and practices of the Adviser both generally and in managing the Fund’s portfolio. The Board noted the Adviser’s extensive experience in managing portfolios of loans and fixed income securities, knowledge of loan and fixed income markets, expertise in private credit transactions, and analytical and risk management capabilities. The Board determined that the nature and extent of services to be provided by the Adviser to the Fund were appropriate and that the Fund should benefit from the nature, extent and quality of these services as a result of the Adviser’s experience, personnel, operations, and resources.

Performance, Fees and Expenses of the Fund

Past performance of the Fund was not a factor considered by the Board, as the Fund would be a new fund. The Board then considered the performance of a composite of accounts with comparable investment strategies and the prior experience of the portfolio management team in managing other funds and accounts.

Asset-Based Income Fund	June 30, 2023

The Board discussed with the Adviser the Fund’s proposed fees and expenses relative to the Peer Funds and other accounts advised by the Adviser. The Board noted that the Fund’s proposed management fee is generally comparable to the fees charged by the Adviser or its affiliates to other clients for which it provides comparable services or uses overlapping portfolio management team members. The Board further noted that the Fund’s proposed management fee was generally in line with the advisory fees charged by comparable closed-end funds that employ investment strategies similar to the Fund, however it was noted that the Fund is a unique product offering in the market with few direct comparables. Following its review, in light of the extent and quality of services that the Fund will receive, the Board determined that the Fund’s proposed fees and expenses were reasonable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s proposed management fee, which does not include breakpoints. The Board concluded that the Fund’s proposed management fee is appropriate in light of the projected size of the Fund and would appropriately reflect the current economic and competitive environment for the Adviser. The Trustees also observed that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale in the future as the Fund grows to determine if and how any such economies of scale could be shared with the Fund and its investors.

Profitability of the Adviser and Affiliates

The Board considered the expected profitability to the Adviser due to its relationship with the Fund. The Board also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Investment Advisory Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund. Based on information provided by and discussions with the Adviser, the Board concluded that these benefits did not appear to be material at that time.

Resources of the Adviser and Relationship with the Fund

The Board considered the financial circumstances of the Adviser and whether the Adviser has the resources necessary to perform its obligations under the Investment Advisory Agreement. The Board also reviewed and considered the proposed relationship between the Fund and the Adviser, including the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Investment Advisory Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser demonstrates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

Asset-Based Income Fund	June 30, 2023

General Conclusion

After considering and weighing all of the above factors, the Board concluded that the proposed management fee was reasonable in light of the services to be provided by the Adviser and it would be in the best interests of the Fund and its shareholders to approve the Investment Advisory Agreement for an initial two-year term. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. The Board considered these factors during the Meeting and in executive session with only the Independent Trustees and their independent legal counsel present. Individual Trustees may have ascribed different weights to these factors in their individual considerations in reaching their unanimous decision to approve the Investment Advisory Agreement.

Asset-Based Income Fund	June 30, 2023

Dividend Reinvestment Plan (Unaudited)

Pursuant to the Fund’s Dividend Reinvestment Plan (the “DRIP”), Shareholders may “opt in” to reinvest all or a portion of the income dividends and/or capital gain distributions to Shareholders in additional Shares of the Fund by providing the required enrollment notice to the Transfer Agent (the “DRIP Administrator”). A Shareholder may terminate participation in the DRIP at any time by notifying the DRIP Administrator before the record date of the next distribution through the Internet, by telephone or in writing to the DRIP Administrator. Shareholders whose Shares are held in the name of a broker or other nominee and who wish to have distributions reinvested may do so only if such a service is provided by the broker or other nominee or if the broker or other nominee permits participation in the DRIP. Shareholders whose Shares are held in the name of a broker or other nominee should contact their broker or nominee. All distributions to Shareholders who do not participate in the DRIP, or have elected to terminate their participation in the DRIP, are paid by wire or check mailed directly to the record holder by or under the direction of the DRIP Administrator when the Board declares a distribution.

The DRIP Administrator maintains all Shareholder accounts in the DRIP and furnishes confirmations of all transactions in the account, including information needed by Shareholders for tax records. Shares in the account of each DRIP participant are held by the DRIP Administrator in non-certificated form in the name of the participant, and each Shareholder’s proxy includes Shares purchased pursuant to the DRIP. The DRIP Administrator will forward all proxy solicitation materials to participants and vote proxies for Shares held under the DRIP in accordance with the instructions of the participants.

There is no charge to participants for reinvesting regular distributions and capital gains distributions; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants. Any fees of the DRIP Administrator for handling the reinvestment of regular distributions and capital gains distributions are included in the fee to be paid by the Fund to the DRIP Administrator. There are no brokerage charges with respect to Shares issued directly by the Fund as a result of regular distributions or capital gains distributions payable either in Shares or in cash.

The reinvestment of such dividends or distributions does not relieve participants of any income tax that may be payable on such dividends or distributions. See “Material U.S. Federal Income Tax Considerations” in the SAI.

The Fund reserves the right to amend or terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund. All correspondence or questions concerning the DRIP should be directed to the DRIP Administrator.

Asset-Based Income Fund	June 30, 2023

Privacy Notice (Unaudited)

Protection and Security of Your Personal Information

Kohlberg Kravis Roberts & Co. L.P. (“KKR”) respects our investors’ right to privacy. All financial companies choose how they share personal information. Consumers have the right under U.S. federal law to limit some, but not all, sharing of personal information. U.S. federal law also requires us to inform you how we collect, share and protect your personal information. Investors may also have additional limiting rights under their respective State’s law. This notice is provided by KKR, its affiliates, and funds (“KKR”, “we”, or “us”). Please read this notice carefully to understand what we do, and call us at (212) 750-8300 if you have any questions.

The Personal Information We Collect and How We Collect It

We collect the following types of personal information about individuals who are our investors:

•

Information we receive from investors in subscription agreements, questionnaires and in other forms, such as name, address, account information, social security number, the types and amounts of investments, statements of net worth, telephone number, and other contact information;

•	Information we receive from investors, affiliates and other companies about investors’ transactions with us, our affiliates, or other financial institutions with which we have relationships; and

•	Information we receive from third parties such as demographic information and information collected to comply with law and regulation.

When you are no longer an investor with us, we continue to share your information as described in this notice.

How and Why We Share Personal Information

This section lists reasons why financial companies can share their customers’ personal information. With respect to each reason, we explain whether KKR chooses to share for this reason and, if we do share, whether you can limit this sharing.

•	For everyday business purposes: KKR shares personal information for everyday business purposes, such as to
•	process your transactions;
•	provide financial products or services to you;
•	maintain your investment(s);
•	secure business services, including printing, mailing, and processing or analyzing data;
•	secure professional services, including accounting and legal services; or
•	respond to court orders and legal investigations.

You cannot limit sharing by KKR for everyday business purposes.

•	For our marketing purposes: KKR shares personal information for our marketing purposes so that we can offer products and services to you. You cannot limit sharing by KKR for this reason.

Asset-Based Income Fund	June 30, 2023

•	For joint marketing with other financial companies: KKR does not share personal information for joint marketing with other financial companies.

•

For use by affiliates in providing products and services to you: KKR shares personal information for our affiliates’ use in providing you with products and services that meet your financial services needs. You cannot limit sharing by KKR for this reason.

•	For the everyday business purposes of affiliates: KKR does not share personal information, including information about your credit worthiness, with our affiliates for their everyday business purposes.

•	For use by affiliates to market to you: KKR does not share personal information with affiliates so that they can market to you.

•	For use by non-affiliates to market to you: KKR does not share personal information with non-affiliates so that they can market to you.

U.S. Federal law gives you the right to limit sharing of your personal information only for use (i) by affiliates everyday business purposes (information about your creditworthiness), (ii) by affiliates to market to you, and (iii) by non-affiliates to market to you. U.S. State laws and individual companies may give you additional rights to limit sharing.

How We Protect Your Personal Information

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Definitions

Affiliates: Companies related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with our affiliates, except to provide you products and services that meet your financial needs.

Non-affiliates: Companies not related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with non-affiliates so they can market to you.

Joint Marketing: A formal agreement between nonaffiliated financial companies that together market financial products and services to you. KKR does not jointly market.

Notice is hereby given, in accordance with Section 23(c) of the Investment Company Act of 1940 and the rules promulgated thereunder, that the Fund may from time to time purchase its shares at net asset value.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrant.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act of shares or other units of any class of the Fund’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board since the Fund’s inception.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable to the registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Asset-Based Income Fund

By (Signature and Title)*	/s/ Christopher Mellia
Christopher Mellia, President
(principal executive officer)

Date 8/30/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher Mellia
Christopher Mellia, President
(principal executive officer)

Date 8/30/2023

By (Signature and Title)*	s/ Thomas Murphy
Thomas Murphy, Chief Financial Officer, Chief
Accounting Officer and Treasurer
(principal financial officer)

Date 8/30/2023

* Print the name and title of each signing officer under his or her signature.